Equity accounted investees - Schedule of composition of investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Investment	R$ 21,966	R$ 703,258
Goodwill	16,923 [1]	387,074	[2]
December 31, 2022	R$ 83,139	0
Educbank
Disclosure of associates [line items]
Interest %	45.00%
Investment	R$ 41,485
Fair value	7,868
Goodwill	33,786
December 31, 2022	R$ 83,139	R$ 0

[1]	Goodwill is recognized based on expected synergies from combining the operations of the acquirees and of the Company, as well as an expected increase in the Company’s market-share due to the penetration of the Company’s products and services in regions where the Company did not operate before. At the time of the acquisition, future tax deductibility is probable as certain actions, necessary to integrate the businesses from a tax perspective, are intended by management and considered feasible from a legal perspective.
[2]	Goodwill is recognized based on expected synergies from combining the operations of the acquirees and of the acquiror, as well as an expected increase in the Company’s market-share due to the penetration of the Company’s products and services in regions where the Company did not operate before. Also, the current tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a non-substantive action is taken after acquisition by the Company (i.e. when the Company merges or spins off the companies acquired) and therefore the tax and accounting bases of the net assets acquired are the same as of the acquisition date.